Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	Taomee Holdings Ltd
Entity Central Index Key	0001507051
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	773,754,480
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 120,678,898	$ 43,087,134
Accounts receivable	1,422,534	438,243
Due from related party	202,267
Prepayments and other current assets	1,514,565	1,358,678
Deferred tax assets-current	3,247,404	2,799,865
Total current assets	127,065,668	47,683,920
Investment in equity method investees	2,406,111	1,035,710
Property and equipment, net	2,405,576	3,125,608
Acquired intangible asset	1,379,154	146,133
Other assets	1,197,907	1,040,813
Total assets	134,454,416	53,032,184
Liabilities, mezzanine equity and equity
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Taomee Holdings Limited of 341,418 and 205,095 as of December 31, 2010 and 2011, respectively)	221,820	344,698
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to Taomee Holdings Limited of nil and 190,398 as of December 31, 2010 and 2011, respectively)	2,187,076
Due to related parties (including due to related parties of the consolidated VIEs without recourse to Taomee Holdings Limited of 38,826 and 13,115 as of December 31, 2010 and 2011, respectively)	66,104	38,826
Advance from customers (including advance from customers of the consolidated VIEs without recourse to Taomee Holdings Limited of 8,393,474 and 8,766,104 as of December 31, 2010 and 2011, respectively)	10,223,309	8,684,198
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to Taomee Holdings Limited of 10,783,198 and 12,912,939 as of December 31, 2010 and 2011, respectively)	12,912,939	10,783,198
Dividends payable		8,950,000
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Taomee Holdings Limited of 753,806 and 775,807 as of December 31, 2010 and 2011, respectively)	5,680,706	4,984,584
Deferred tax liabilities-current (including deferred tax liabilities of the consolidated VIEs without recourse to Taomee Holdings Limited of 161,217 and 9,600 as of December 31, 2010 and 2011, respectively)	10,910	511,039
Total current liabilities	31,302,864	34,296,543
Commitments and contingencies (Note 14)
Mezzanine equity:
Series A convertible redeemable preferred shares ($0.00002 par value; 125,000,000 shares authorized, 125,000,000 and nil issued and outstanding as of December 31, 2010 and 2011, respectively) (Redemption value $7,500,000)		5,627,390
Equity:
Ordinary shares ($0.00002 par value; 875,000,000 shares authorized; 450,000,000 and 730,900,680 shares issued; 450,000,000 and 728,427,520 shares outstanding as of December 31, 2010 and 2011, respectively)	14,618	9,000
Treasury stock	(562,502)
Additional paid-in capital	70,782,370	1,158,534
Accumulated other comprehensive income	2,366,216	682,437
Retained earnings	30,550,850	11,258,280
Total equity	103,151,552	13,108,251
Total liabilities, mezzanine equity and equity	$ 134,454,416	$ 53,032,184

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts payable, variable interest entities	$ 221,820	$ 344,698
Income taxes payable, variable interest entities	2,187,076
Due to related parties, variable interest entities	66,104	38,826
Deferred revenue, variable interest entities	12,912,939	10,783,198
Dividends payable, variable interest entities		8,950,000
Accrued expenses and other current liabilities, variable interest entities	5,680,706	4,984,584
Deferred tax liabilities, variable interest entities	10,910	511,039
Series A convertible redeemable preferred shares, par value	$ 0.00002	$ 0.00002
Series A convertible redeemable preferred shares, authorized	125,000,000	125,000,000
Series A convertible redeemable preferred shares, issued		125,000,000
Series A convertible redeemable preferred shares, outstanding		125,000,000
Series A convertible redeemable preferred shares, redemption value	0	7,500,000
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, authorized	875,000,000	875,000,000
Ordinary shares, issued	730,900,680	450,000,000
Ordinary shares, outstanding	728,427,520	450,000,000
Variable Interest Entities [Member]
Accounts payable, variable interest entities	205,095	341,418
Income taxes payable, variable interest entities	190,398
Due to related parties, variable interest entities	13,115	38,826
Advance from customers, variable interest entities	8,766,104	8,393,474
Deferred revenue, variable interest entities	12,912,939	10,783,198
Accrued expenses and other current liabilities, variable interest entities	775,807	753,806
Deferred tax liabilities, variable interest entities	$ 9,600	$ 161,217

Consolidated Combined Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Online business, net	$ 40,330,778	$ 33,682,849	$ 6,876,564
Offline business, net	5,066,263	2,290,045	189,253
Total net revenues	45,397,041	35,972,894	7,065,817
Cost of services:
Online business	(6,035,323)	(5,165,602)	(1,912,507)
Offline business	(1,652,235)	(685,583)	(90,025)
Total cost of services	(7,687,558)	(5,851,185)	(2,002,532)
Gross profit	37,709,483	30,121,709	5,063,285
Operating income (expenses):
Product development expenses	(10,303,929)	(4,649,036)	(1,444,490)
Sales and marketing expenses	(6,254,531)	(1,569,972)	(892,634)
General and administrative expenses	(7,965,104)	(5,728,962)	(1,161,004)
Other operating income	1,733,418	278,250
Total operating expenses	(22,790,146)	(11,669,720)	(3,498,128)
Income from operations	14,919,337	18,451,989	1,565,157
Interest income, net	1,409,662	240,132	6,916
Other income (expenses), net	666,961	(115,345)	(10,115)
Income before income taxes and share of profit in equity method investments	16,995,960	18,576,776	1,561,958
Income tax benefit (expense):
Current	(2,539,332)	(7,204)	(21,906)
Deferred	812,262	2,510,931	(271,151)
Total income tax benefit (expense)	(1,727,070)	2,503,727	(293,057)
Income before share of profit in equity method investments	15,268,890	21,080,503	1,268,901
Share of profit in equity method investments	4,224,281	493,573	48,952
Net income	19,493,171	21,574,076	1,317,853
Deemed dividend on Series A convertible redeemable preferred shares	(200,601)	(468,580)	(210,092)
Net income attributable to holders of ordinary shares	$ 19,292,570	$ 21,105,496	$ 1,107,761
Earnings per share:
Basic	$ 0.03	$ 0.04	$ 0
Diluted	$ 0.03	$ 0.04	$ 0
Weighted average number of shares used in calculating earnings per share:
Basic	606,648,098	450,000,000	467,123,300
Diluted	640,377,175	458,482,370	467,123,300

Consolidated Combined Statements Of Changes In Equity And Comprehensive Income (USD $)	Ordinary Shares [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	(Accumulated Deficit) Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 10,000		$ 992,813	$ (954,977)	$ 88,093		$ 135,929
Balance, shares at Dec. 31, 2008	500,000,000
Repurchase and cancellation of ordinary shares	(1,000)		(159,000)				(160,000)
Repurchase and cancellation of ordinary shares, shares	(50,000,000)
Deemed dividend on Series A convertible redeemable preferred shares				(210,092)			(210,092)
Capital contribution			81,054				81,054
Share-based compensation			73,221				73,221
Net income				1,317,853		1,317,853	1,317,853
Foreign currency translation adjustment					1,421	1,421	1,421
Comprehensive income						1,319,274
Balance at Dec. 31, 2009	9,000		988,088	152,784	89,514		1,239,386
Balance, shares at Dec. 31, 2009	450,000,000
Deemed dividend on Series A convertible redeemable preferred shares				(468,580)			(468,580)
Share-based compensation			170,446				170,446
Net income				21,574,076		21,574,076	21,574,076
Foreign currency translation adjustment					592,923	592,923	592,923
Dividends declared				(10,000,000)			(10,000,000)
Comprehensive income						22,166,999
Balance at Dec. 31, 2010	9,000		1,158,534	11,258,280	682,437		13,108,251
Balance, shares at Dec. 31, 2010	450,000,000
Repurchase and cancellation of ordinary shares		(562,502)					(562,502)
Repurchase and cancellation of ordinary shares, shares		2,473,160
Deemed dividend on Series A convertible redeemable preferred shares				(200,601)			(200,601)
Share-based compensation			1,996,753				1,996,753
Net income				19,493,171		19,493,171	19,493,171
Foreign currency translation adjustment					1,683,779	1,683,779	1,683,779
Issuance of ordinary shares (net of issuance cost of US$7,707,115)	3,085		61,704,316				61,707,401
Issuance of ordinary shares (net of issuance cost of US$7,707,115), shares	154,254,480
Conversion of series A preferred shares to ordinary shares	2,500		5,825,491				5,827,991
Conversion of series A preferred shares to ordinary shares, shares	125,000,000
Exercise of options	33		97,276				97,309
Exercise of options, shares	1,646,200
Balance at Dec. 31, 2011	$ 14,618	$ (562,502)	$ 70,782,370	$ 30,550,850	$ 2,366,216	$ 21,176,950	$ 103,151,552
Balance, shares at Dec. 31, 2011	730,900,680	2,473,160

Consolidated Combined Statements Of Changes In Equity And Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Consolidated Combined Statements Of Changes In Equity And Comprehensive Income [Abstract]
Issuance cost of ordinary shares	$ 7,707,115

Consolidated Combined Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 19,493,171	$ 21,574,076	$ 1,317,853
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,996,753	170,446	73,221
Depreciation and amortization	2,320,731	871,408	165,026
Share of profit in equity method investments	(4,224,281)	(493,573)	(48,952)
Deferred income taxes	(812,262)	(2,510,931)	271,151
Loss on disposal of property and equipment	12,325	43,422
Write-off of other receivable	(155,171)
Changes in assets and liabilities:
Accounts receivable	(984,291)	361,301	(664,681)
Due from related party	(202,267)
Prepayments and other current assets	360,721	(76,423)	(453,490)
Other assets	(713,993)	(1,040,813)
Accounts payable	(122,878)	344,698
Income taxes payable	2,187,076	(21,917)	21,917
Due to related parties	(25,711)	38,826
Advance from customers	1,539,111	5,187,295	3,449,826
Deferred revenue	2,129,741	8,878,856	1,858,110
Accrued expenses and other current liabilities	(412,638)	3,685,152	799,579
Net cash provided by operating activities	22,386,137	37,011,823	6,789,560
Investing activities:
Purchases of property and equipment	(826,122)	(2,973,520)	(839,252)
Purchase of intangible asset	(1,233,020)		(141,669)
Collection of amounts due from related party		56,114
Payment of loans to shareholders of a VIE		(366,129)
Investments in equity method investees	(1,118,538)	(493,185)
Cash acquired from combination			21,893
Proceeds from sale of equity method investment in Elyn	3,885,000
Net cash provided by (used in) investing activities	707,320	(3,776,720)	(959,028)
Financing activities:
Proceeds from issuance of ordinary shares	69,414,516
Issuance cost of ordinary shares	(6,943,426)	(414,430)
Proceeds from issuance of Series A preferred shares			5,000,000
Payment of preferred share issuance costs			(51,282)
Cash dividends paid	(8,950,000)	(1,050,000)
Capital contribution in a VIE			366,129
Repayment of related party borrowings			(499,729)
Repurchase of ordinary shares	(562,502)		(160,000)
Net cash provided by (used in) financing activities	52,958,588	(1,464,430)	4,655,118
Effect of exchange rate changes	1,539,719	481,556	778
Net increase in cash and cash equivalents	77,591,764	32,252,229	10,486,428
Cash and cash equivalents, beginning of the year	43,087,134	10,834,905	348,477
Cash and cash equivalents, end of the year	120,678,898	43,087,134	10,834,905
Supplemental disclosure of cash flow information:
Income taxes paid	352,255	21,917
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in accrued expenses	80,942	76,567
Initial public offering costs not yet paid	$ 349,259	$ 252,060

Organization And Principal Activities	12 Months Ended
Dec. 31, 2011
Organization And Principal Activities [Abstract]
Organization And Principal Activities

1. Organization and principal activities

Taomee Holdings Limited (the "Company"), all of its subsidiaries and consolidated variable interest entities ("VIEs") are collectively referred to as the "Group". The Group is principally engaged in the development and operation of online entertainment platform, the provision of related offline products and services, and the production of films and animation series on television for children. The Group's principal operations and geographic market are in the People's Republic of China ("PRC").

Prior to June 12, 2009, the business of the Group operated through the following two entities which were both registered in the PRC and each is owned by PRC citizens Mr. WANG Haibing, Mr. WEI Zhen, Mr. CHENG Yunpeng, Mr. ZENG Liqing and Mr. WANG Bin (collectively referred to as the "five shareholders") with identical shareholdings—Shanghai Taomee Network Technology Co., Ltd. and Shanghai Qidong Information Technology Co., Ltd. (the two entities collectively referred to as the "Combined Entities"):

Entities under common ownership	Percentage of collective ownership	Date of incorporation or combination	Initial capital contribution
Shanghai Taomee Network Technology Co., Ltd. ("Shanghai Taomee")	100%	October 8, 2007	$992,813
Shanghai Qidong Information Technology Co., Ltd. ("Shanghai Qidong")	100%	March 4, 2009	$81,054

On September 26, 2008, the same five shareholders formed Taomee Holdings Limited in the Cayman Islands with identical shareholdings as the Combined Entities. Then a series of contemplated restructuring transactions occurred leading to preferred share financing in May 2009 for the purpose of reincorporation of Shanghai Taomee and Shanghai Qidong as variable interest entity ("VIE") subsidiaries of the Company (the "Reorganization"). In May 2009, the Company issued Series A convertible redeemable preferred shares to third party investors. The Reorganization was necessary to comply with the PRC law and regulations which prohibit or restrict foreign ownership of companies that provide Internet content services, which include providing online entertainment platform services. The share and per share data relating to the ordinary shares issued to the five shareholders by the Company during the Reorganization are presented as if the recapitalization transactions occurred at the beginning of the first period presented.

As part of the Reorganization, the Company established Shanghai Shengran Information Technology Co., Ltd. ("Shanghai Shengran"), a wholly foreign owned enterprise in the PRC. Since the Company does not have any equity interests in Shanghai Taomee and Shanghai Qidong (the "VIEs"), in order to exercise effective control over their operations, on June 12, 2009, the Company, through its wholly owned subsidiary Shanghai Shengran, entered into a series of contractual arrangements with the VIEs and the five shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from the five shareholders' equity interests in the VIEs. These contractual arrangements include:

(i) a Proxy Agreement, under which each shareholder of the VIEs has assigned Shanghai Shengran all rights as a shareholder of the VIEs including voting rights. The Proxy Agreement is valid infinitely and is only subjected to be terminated by Shanghai Shengran;

(ii) a Call Option Agreement, under which the shareholders of the VIEs granted Shanghai Shengran an irrevocable and exclusive option to purchase all or a portion of their equity interests in the VIEs when and to the extent permitted by PRC law. The Call Option Agreement will terminate when the equity interests in the VIEs are legally transferred to Shanghai Shengran;

(iii) a Business and Operation Agreement, under which the shareholders of the VIEs have agreed that Shanghai Shengran shall direct the day-to-day operational and financial activities of the VIEs including electing directors and officers and hiring personnel, that the VIEs will not conduct any transactions which might substantially affect their assets and business operations without the prior written consent of Shanghai Shengran, and that the shareholders will unconditionally transfer to Shanghai Shengran, for no consideration, all dividends or other proceeds received from the VIEs in their capacity as shareholders;

(iv) an Exclusive Technical and Marketing Services Agreement between the VIEs and Shanghai Shengran, under which Shanghai Shengran is engaged by the VIEs as the exclusive provider of software services, technology support, and marketing services for a service fee;

(v) a Share Pledge Agreement, under which the shareholders pledged all of their equity interests in the VIEs to Shanghai Shengran as collateral to secure their obligations under the agreement, and all benefits derived from the equity interests in the VIEs shall be the guarantee for the VIEs' debt. The Share Pledge Agreement is continuously effective until the full performance of the contractual obligations or the full repayment of the guaranteed liabilities as described in such agreement; and

(vi) a Loan Agreement, under which Shanghai Shengran shall provide interest-free loans of up to a total of RMB2.5 million (equivalent to $366,129) to the five shareholders of the VIEs for their respective capital contributions in the VIEs (Note 16).

Under the above agreements, the shareholders of the VIEs irrevocably granted Shanghai Shengran the power to exercise all voting rights to which they were entitled. In addition, Shanghai Shengran has the option to acquire all of the equity interests in the VIEs, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Shanghai Shengran is entitled to receive service fees for certain services to be provided to the VIEs.

These contractual agreements provide the Company control of the VIEs. The Call Option Agreement and Proxy Agreement provide Shanghai Shengran effective control over the VIEs, while the Share Pledge Agreement secures the equity owners' obligations under the relevant agreements. Because the Company, through its wholly owned subsidiary Shanghai Shengran has (1) the power to direct the activities of the VIEs that most significantly affect the Company's economic performance and (2) the right to receive benefits from the VIEs, it has been deemed to be the primary beneficiary of the VIEs and has consolidated the respective VIEs since the date of execution of such agreements. The call option on subsidiary shares under the Call Option Agreement and the guarantee of VIEs' debt under the Share Pledge Agreement in the aforementioned contractual agreements have not been accounted for in the consolidated combined financial statements because those are effectively agreements between a parent and a consolidated subsidiary. The service fees under the Exclusive Technical and Marketing Services Agreement are eliminated upon consolidation.

The Company has not provided financial or other support during the periods presented to the VIEs that was not previously contractually required to provide.

The Company has concluded that these contractual arrangements are legally binding and the Company exercises control of the VIEs. The Group's current ownership structure, and the contractual arrangements that Shanghai Shengran entered into with the consolidated VIEs and their equity owners are in compliance with all existing PRC laws and regulations. However, the aforementioned contractual arrangements with the VIEs and their respective shareholders are subject to risks and uncertainties:

•

The VIEs and their respective shareholders may have or develop interests that conflict with the Company's interests, which may lead them to pursue opportunities in violation of or to refuse to renew the aforementioned contractual arrangements.

•

The VIEs or their shareholders may be deemed to be in violation of PRC laws and regulations or could fail to obtain the proper operating licenses. As a result, the PRC government could impose fines, confiscate incomes of the VIEs, revoke necessary business or operating licenses, require a restructuring of the current VIE structure, or require the VIEs or the Company, mandate a change in ownership structure or operations for the VIEs or the Company to discontinue all or any portion of their business.

•

The aforementioned contractual agreements may not be as effective as direct ownership in providing control over the VIEs. The Group may incur substantial costs and resources to enforce such arrangements if the shareholders of the VIEs fail to perform their respective obligations under the contractual arrangements.

•	Even if the aforementioned contractual agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

Nonetheless, the Company believes that its ability to direct the activities of the VIEs that most significantly impact their economic performance is not affected by current PRC laws and regulations. Accordingly, the VIEs continue to be consolidated VIEs of the Group.

Moreover, there may be changes and other developments in the PRC laws and regulations or their interpretation that could affect the Group's ability to control the VIEs and preclude the Group from consolidating the VIEs in the future.

The Group's consolidated and combined financial statements include (i) the combined financial statements of each of the Combined Entities from their respective date of incorporation or date of combination through June 11, 2009 (immediately before the VIE agreements took effect), and (ii) the consolidated financial statements of the Company, its wholly-owned subsidiaries and its consolidated VIEs for the period from June 12, 2009 to December 31, 2009 and for the years ended December 31, 2010 and 2011.

The subsidiaries and consolidated VIEs of the Company as of December 31, 2011 are as follows:

Name of subsidiaries and consolidated VIEs	Percentage of ownership	Date of incorporation or combination	Place of incorporation
Taomee Holdings (HK) Limited ("Taomee Hong Kong")	100%	November 27, 2008	Hong Kong
Shanghai Shengran Information Technology Co., Ltd. ("Shanghai Shengran")	100%	June 12, 2009	PRC
Shanghai Taomee Network Technology Co., Ltd. ("Shanghai Taomee")	100%	October 8, 2007	PRC
Shanghai Qidong Information Technology Co., Ltd. ("Shanghai Qidong")	100%	March 4, 2009	PRC
Shanghai Taomee Animation Co., Ltd. ("Shanghai Animation")	100%	November 11, 2010	PRC

Summary financial information of the Group's two VIEs included in the accompanying consolidated combined financial statements is as follows:

	December 31,
	2010	2011
Total assets	$39,385,864	$24,956,374

Total liabilities	$44,486,316	$28,986,120

	For the year ended December 31,
	2009	2010	2011
Net revenues	$7,065,817	$34,726,994	$41,204,989

Net income (loss)	$1,532,943	$(8,013,320)	$1,301,534

Summary Of Principal Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Principal Accounting Policies [Abstract]
Summary Of Principal Accounting Policies

2. Summary of principal accounting policies

(a) Basis of presentation

The consolidated combined financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP"). The consolidated combined financial statements reflect the operations of the Combined Entities through June 11, 2009 and the Group's consolidated operations thereafter.

(b) Basis of consolidation

The consolidated combined financial statements include the financial statements of the Group, its subsidiaries and VIEs. All significant intercompany transactions and balances are eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

US GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Through the contractual arrangements between the Company and the VIEs, the Company controls the operating activities and holds all the beneficial interests of the VIEs and has been determined to be the primary beneficiary of the VIEs. The Company has concluded that such contractual arrangements are legally enforceable (see footnote 1 for related risks and uncertainties).

(c) Use of estimates

The preparation of the consolidated combined financial statements in conformity with US GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Actual results may differ from those estimates. Significant accounting estimates reflected in the Group's consolidated combined financial statements mainly include allowance for doubtful accounts, the useful life of in-game items, useful life and impairment for property and equipment and intangible asset, impairment of equity method investments, future cash flow estimates for purposes of determining the fair value of the ordinary shares of the Company, assumptions related to the valuation of share-based compensation and related forfeiture rates, consolidation of VIEs and realization of deferred tax assets. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of our combined consolidated financial statements, and actual results could differ materially from these estimates.

(d) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

(e) Accounts receivable, net

Accounts receivable mainly consist of receivables from the distribution of its film, receivables from third party online payment channels, and royalties due from corporate customers, and is recorded net of allowance for doubtful accounts. The Group determines the allowance for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected. Allowance for doubtful accounts are charged to general administrative expenses. The Group recorded no allowance for doubtful accounts as of December 31, 2010 and 2011, respectively, as the risk of bad debt was remote.

(f) Investment in equity method investees

The Group uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control. The Group records equity method adjustments in share of earnings and losses. Equity method adjustments include the Group's proportionate share of investee income or loss, adjustments to recognize certain differences between the Group's carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. Equity method investments only include non-marketable investments.

The Group assesses its equity method investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee's products and technologies, the general market conditions in the investee's industry or geographic area, factors related to the investee's ability to remain in business, such as the investee's liquidity, debt ratios, and cash burn rate and other company-specific information including recent financing rounds.

(g) Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization is calculated on a straight-line method over the following estimated useful lives:

Estimated useful lives
Leasehold improvements	Lesser of the lease term or their estimated useful lives
Computers and office equipment	3-5 years
Software	Lesser of 5 years or the contracted term of use
Vehicles	4 years

(h) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets. There was no impairment charge recognized for the years ended December 31, 2009, 2010 and 2011.

(i) Acquired intangible asset

Upfront licensing fees

Upfront licensing fees paid to third party licensors are capitalized when paid and amortized on a straight-line basis over the shorter of the estimated economic life of the relevant online game or license period. As of December 31, 2011, the acquired intangible asset included $ 1.2 million upfront licensing fee paid to a third party game company, for which the license period had not yet commenced.

Domain Name

Company purchased a domain name from a third party in 2009 for $ 141,735. The domain name is considered to have an indefinite useful life, as there is no legal or contractual limit to its terms of usage. The intangible asset is carried at cost less any accumulated impairment losses.

The Group tests the intangible asset for impairment annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired. If the carrying amount of the intangible asset exceeds its fair value, the Group recognizes an impairment loss in an amount equal to that excess. There was no impairment charge recognized for the years ended December 31, 2009, 2010 and 2011.

(j) Film and television cost

Film and television costs include capitalizable production costs, production overhead, development costs and acquired production costs for the production of animated films and television which have been completed or are still in production. The costs are stated at the lower of cost, less accumulated amortization, or fair value. Marketing, distribution, and general and administrative costs are expensed as incurred.

Film production costs are capitalized and then amortized to expense when the films are completed and on release, together with any participation and residual costs, based on the ratio of the current period's revenues to estimated remaining total revenues ("Ultimate Revenues") from all sources on an individual production basis. Ultimate Revenues for film productions include revenues that will be earned within ten years from the date of the initial theatrical release. These estimates are reviewed on a periodic basis.

Costs of film productions are subject to regular recoverability assessments which compare the estimated fair values with the unamortized costs. The amount by which the unamortized costs of film and television productions exceed their carrying values is written off.

In September 2010 and November 2011, Shanghai Taomee entered into several collaborative arrangements with third party film studios to jointly finance the production and distribution of three animation films. No entity was established to produce and distribute these films. Shanghai Taomee contributes the intellectual property in its cartoon figures and co-produces the films with the third parties, and these third parties are responsible for distribution of the films. Shanghai Taomee and these third parties co-own the copyright and share the profits or losses of the films. The third parties enter into contracts with film distributors and customers and are the primary obligors of those contractual relationships and the principal for the revenues to be generated from the films.

The substance of the arrangements are a purchase of an economic interest in a film from the third parties coupled with a sale of the intellectual property license of Shanghai Taomee's cartoon figures. During production, the Group records the amount paid to the third parties as its capitalized film costs up to the Group's proportionate share of the actual cumulative film production costs that have been incurred by the third parties, as the Group assumes full risk for that portion of the film asset acquired in this transaction. The Group shares the same estimates of ultimate revenue and ultimate participation costs as the other participants. When the film is released, the Group recognizes its share of the net profit due from the other participants as film revenue and amortizes the capitalized film costs as cost of film revenue on the consolidated combined statement of operations based on the ratio of the current period revenues to the estimated ultimate revenues and an estimated profit margin from the film. The Group records the prepayments and capitalized film costs under these arrangements in other assets on its consolidated balance sheet. Refer to Note 14(b) for a description of related contractual commitments.

The Group recorded amortization of capitalized film and television costs of nil and 556,899 for the years ended December 31, 2010 and 2011, respectively.

(k) Revenue recognition

Online Business

Online game operation revenues

The Group earns revenue through developing and operating proprietary online virtual worlds. The Group provides such services to children via an online entertainment platform pursuant to two types of revenue models: a time-based revenue model and an item-based revenue model.

For online services using the time-based model, users pay a subscription fee for calendar days of unlimited play on the online platform. The Group recognizes revenue generated from subscription fees based on the number of calendar days on which the users are provided the services.

For the item-based model, revenue is recognized over the estimated lives of the in-game virtual premium items purchased or as the virtual premium items are consumed. For the virtual premium items that are immediately consumed, revenue is recognized upon consumption. For virtual premium items with no predetermined expiration ("permanent items"), revenue is recognized ratably over the estimated average lives of the permanent items, which range from one year to one and a half years. The amount of the unamortized permanent items and unconsumed items are recognized as deferred revenue. The Group recognized $1,038,201, $12,992,892 and $21,203,727 gross revenue from virtual premium items accounted for under the item-based model for the years ended December 31, 2009, 2010 and 2011, respectively. The Group estimates the average lives of the permanent items based on an assessment of its historical data and user behavior patterns, including the average period that users typically stay on the platform, the age group of the target users, and the number of active paying users in the virtual worlds, and the promotional events launched, with reference to industry research data. The Group assesses the estimated lives of premium items periodically. If there are indications of any significant changes to the estimated lives of these premium items, the revised estimates would be applied prospectively in the period of change. Prior to June 30, 2010, the Group did not have sufficient historical data from its virtual worlds to estimate the useful life of the permanent items, and used the industry research data and peer company information in developing the estimate of the average life of permanent items, which was determined to be one year for all its virtual worlds. Effective on July 1, 2010, the Group changed the accounting estimate of the useful life of the permanent items in Mole's World from one year to 18 months based on an analysis of the life of the virtual world and user behavior patterns using historical user data since the launch of Mole's World in September 2008, and applied such change prospectively. The effect of the change in accounting estimate on the results of operations for the year ended December 31, 2010 was immaterial. In 2011, the Group did not make any changes to the useful life of any of its virtual worlds. The Group will continue to monitor the user behavior patterns of each of its virtual worlds and will utilize such information to update the estimates of the useful lives of permanent items.

Revenues are recorded net of sales discounts and rebates paid to distributors. The cost of providing free virtual items as a result of promotional activities was immaterial for each of the three years presented.

Users pay subscription fees and purchase virtual items using the Group's virtual currency, which can be purchased via various distribution channels, such as the prepaid cards sold by the Group, third party prepaid cards, online payment channels, and via Short Message Services ("SMS") through cellular telecom operators. Under both the time-based and the item-based revenue models, proceeds that the Group receives directly from end users for sales of online points are recorded as deferred revenues, while proceeds received from sales of online points to parties in the distribution channel and from sales of prepaid cards are initially recorded as advances from customers. As the Group does not have control over and generally does not know the ultimate selling price of the prepaid cards or online points sold by the distributors, the Group records net proceeds from the distributors as advances from customers. Upon activation of prepaid cards or purchase of online points, advances from customers are immediately transferred to deferred revenues.

Prepaid cards will expire on the expiration date printed thereon, which is generally two years after the date of card production. Proceeds from expired prepaid cards that have never been activated are recognized as other operating income upon expiration of the cards. The Group had recognized nil, $41,801 and $546,360 in other operating income in connection with expired prepaid cards for the years ended December 31, 2009, 2010 and 2011, respectively.

Offline Business

Licensing and royalty fee revenue

Revenues from the Group's offline business include licensing income and royalty fees for licensing the Group's proprietary cartoon figures to merchandisers and book publishers, and revenue from selling books and merchandise which bear those figures. Most of the revenues generated under merchandise licensing income and royalty fees are recognized at the end of each month and calculated at the contractual royalty rate times the sales of the licensed merchandise product for the month. The sales of the licensed product are derived from the monthly sales reports provided by the licensee.

In certain of the merchandise licensing arrangements, the Group receives a guaranteed base fee and additional royalty fees that are contingent on sales volume. Proceeds from nonrefundable advances and minimum guaranteed royalties in excess of royalties earned are generally recognized as revenues at the end of the contract term. In a small number of its merchandise licensing arrangements, the Group receives a fixed royalty fee from the licensee over the contract period. The Group recognizes this type of royalty revenue ratably over the contract period.

Film and animation revenue

The Group recognizes revenue from the distribution of its films when the film is exhibited in theaters, provided that no significant obligations remain, amounts can be accurately estimated, and collection is reasonably assured. Revenue from the distribution of the animations or film on television and websites is recognized on a straight-line basis over the licensing broadcasting period.

Merchandise sales revenue

Revenues from selling books and merchandise are recognized when persuasive evidence of an arrangement exists, delivery has occurred, the selling price is fixed or determinable, and collectability is reasonably assured.

Sales tax

The Group is subject to sales tax at a rate of 5% and related surcharges on revenue earned from online services and offline business conducted in the PRC. The Group presents revenue net of sales taxes incurred.

(l) Advance from customers and deferred revenue

For online services, online points that have been sold but not activated yet are recognized as advance from customers. Online points that have been activated but for which online entertainment services will be rendered in the future are recognized as deferred revenue. Under the time-based model, deferred revenue is recognized as revenue based on the calendar days on which the online services are provided to the end users. Under the item-based model, deferred revenue represents the amounts of unamortized permanent items and unconsumed items. For offline services, advance from customers represents the unamortized balance of advance royalty fees paid by licensees.

(m) Cost of services

Cost of revenues consists of salaries and benefits, bandwidth leasing fees, depreciation and amortization of computer equipment and software, production cost for prepaid cards, cost for books and merchandise, intangible asset amortization, film and TV animation production costs and other overhead expenses directly attributable to the services provided and other direct costs.

(n)	Product development costs

Product development costs consist primarily of payroll and other overhead expenses related to the research and development activities.

The Group expenses software development costs incurred prior to reaching technological feasibility. Once a software product has reached technological feasibility, all subsequent software costs for that product are capitalized until that product is released for marketing. After a virtual world is released, the capitalized product development costs are amortized over the estimated product life. Since the inception of the Group, the amount of costs qualifying for capitalization has been immaterial and, as a result, all software development costs have been expensed as incurred.

(o)	Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and promotional expenses, payroll and other overhead expenses incurred by the Group's sales and marketing personnel. Advertising expenses in the amount of $763,271, $942,826 and $3,295,128 for the years ended December 31, 2009, 2010 and 2011, respectively, were expensed as incurred.

(p) Government subsidies

The Group receives unrestricted cash subsidies of nil, $236,449 and $1,187,059 for the years ended December 31, 2009, 2010 and 2011, respectively, from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to business tax and income tax paid by the Group and qualification as high technology projects. These subsidies were an incentive to the Group to establish business within a particular geographic area in China and do not represent tax refunds or reimbursements of expenditures. The subsidies are unrestricted as to use and can be utilized by the Company in any manner it deems appropriate. The Company has utilized, and expects to continue to utilize, these subsidies to fund general operating expenses. The Group records unrestricted government subsidies as other operating income in the consolidated combined statements of operations.

(q) Share-based compensation

Share-based payment transactions with employees, such as share options and non-vested restricted shares are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of a forfeiture rate on a straight-line basis, over the requisite service period of the award, which is generally the vesting period of the award. The amount of compensation expenses recognized for any period is not less than the portion of the grant date fair value of the options vested during that period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

	Years ended December 31,
	2009	2010	2011
Includes share-based compensation related to:
Cost of services	$967	$14,777	$203,626
Product development expenses	10,125	80,923	814,185
Other selling and marketing expenses	171	69,137	63,387
General and administrative expenses	61,958	5,609	915,555

	$73,221	$170,446	$1,996,753

(r) Operating leases

Leases are accounted for as operating leases if substantially all of the risks and rewards of ownership of assets remain with the leasing company. Payments made under operating leases net of any incentives received are charged to the consolidated combined statements of operations on a straight-line basis over the lease periods.

(s) Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated combined financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The Group recognizes the impact of uncertain income tax positions at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. The Group classifies interest and/or penalties related to uncertain tax positions in income tax expense.

(t) Foreign currency translation

The functional currency and reporting currency of Taomee Holdings Limited and Taomee Hong Kong are the United States dollar ("U.S. dollar"). Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into the U.S. dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the U.S. dollar during the year are converted into U.S. dollar at the applicable rates of exchange prevailing on the first day of the month in which the transactions occurred. Transaction gains and losses are recognized in the consolidated combined statements of operations.

The financial records of the Group's PRC subsidiaries and VIEs are denominated in its local currency, the Renminbi ("RMB"), which is the functional currency. Assets and liabilities are translated into the U.S. dollar at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated into the U.S. dollar using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive income in the consolidated combined statements of changes in equity and comprehensive income (loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group's aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB 278,787,882 and RMB 619,714,353 as of December 31, 2010 and 2011, respectively.

(u) Comprehensive income (loss)

Comprehensive income (loss) includes all changes in equity except those resulting from investments by owners and distributions to owners and is comprised of net income (loss), and foreign currency translation adjustments. Comprehensive income (loss) is reported in the consolidated combined statements of changes in equity and comprehensive income (loss).

(v) Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, due from related party and accounts receivable. All of the Group's cash and cash equivalents are held with financial institutions that the Group believes to be high credit quality. The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

Due to the limited availability of online payment systems in China, a substantial portion of the Group's sales are carried out via a distribution network composed of third-party distributors. The Group sells online services and premium items primarily through sales of prepaid cards to its customers via Guangzhou New Fanlian Digital Technology Co., Ltd., a distributor before December 2009. Starting from December 2009, the Group sells its prepaid cards to its customers via various regional and provincial distributors, among which Guangzhou New Fanlian Digital Technology Co., Ltd. was the biggest distributor in 2010. In 2011, there is no concentration of third-party distributors, and none of the distributor composed more than 10% of the total sales to third-party distributors.

(w) Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2011. The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable, accounts payable, due from related party, and due to related parties, are recorded at cost which approximates their fair value due to the short-term nature of these instruments.

(x) Earnings per share

The Group has determined that its Series A convertible redeemable preferred shares are participating securities as the preferred shares participate in the undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group has used the two-class method of computing earnings per share. Under this method, net income applicable to the holders of ordinary shares is allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class may share in income for the period. Losses are not allocated to the participating securities. Diluted earnings per share are computed using the more dilutive of the two-class method or the if-converted method.

(y) Recently issued accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued guidance on how to measure fair value and on what disclosures to provide about fair value measurements. The FASB also clarified existing fair value measurement and disclosure requirements, amended certain fair value principles, and expanded disclosure requirements for fair value measurements. These amended standards and the adoption of this disclosure-only guidance is effective for the Group's first fiscal quarter of 2012 and is not expected to have a material impact on the Group's consolidated financial statements.

In June 2011, the FASB issued an accounting standards update to revise the manner in which entities present comprehensive income in their financial statements. This guidance amends existing presentation and disclosure requirements concerning comprehensive income, most significantly by requiring that comprehensive income be presented with net income in a continuous financial statement, or in a separate but consecutive financial statement. Furthermore, the accounting standards update prohibits an entity from presenting other comprehensive income and losses in a statement of equity. In December 2011, the FASB issued an accounting standards update to defer the requirement for an entity to present reclassifications between other comprehensive income or loss and net income or loss. This supersedes the requirement that was originally included in the June 2011 accounting standard update. This accounting standards update (as modified) is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and will result in changes to the presentation of comprehensive net income in our consolidated financial statements, but will have no effect on the calculation of net income, comprehensive net income or earnings per share.

In September 2011, the FASB issued amended accounting guidance related to goodwill impairment testing. The new guidance permits an entity to first assess qualitative factors before calculating the fair value of a reporting unit in the annual two-step quantitative goodwill impairment test required under current accounting standards. If it is determined that it is more likely than not that the fair value of a reporting unit is not less than its carrying value, further testing is not needed. The amended guidance is effective for the Group commencing in the first fiscal quarter of 2012 and is not expected to have a material impact on the Group's consolidated financial statements.

Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net
3.	Property and equipment, net

Property and equipment, net consisted of the following:

	December 31,
	2010	2011
Leasehold improvements	$1,433,525	$1,587,344
Computers and office equipment	2,277,367	2,927,631
Vehicle	137,098	144,100
Software	89,060	413,116
Construction in progress	34,765	—

	3,971,815	5,072,191
Less: accumulated depreciation and amortization	(846,207)	(2,666,615)

Property and equipment, net	$3,125,608	$2,405,576

Depreciation and amortization expense for property and equipment was $165,026, $871,408 and $ 1,763,832 for the years ended December 31, 2009, 2010 and 2011, respectively.

Investment In Equity Method Investees	12 Months Ended
Dec. 31, 2011
Investment In Equity Method Investees [Abstract]
Investment In Equity Method Investees

4. Investment in equity method investees

Elyn and Joychildren

In December 2009, the Company obtained a 40% equity interest in Elyn Corporation ("Elyn"), a newly formed entity and its wholly owned subsidiary Taiwan Taomee Co., LTD ("Taiwan Taomee"), of which 20% was initially held through a related party, as consideration, in exchange for a three-year exclusive right to operate three virtual worlds on the Group's online entertainment platform in Taiwan and other areas in Asia. The fair value of the exclusive operating right contributed by the Company was $1,666,680. As the Company has the ability to exercise significant influence over Elyn, the Group accounts for this investment using the equity method of accounting.

In February 2011, the Company entered into an agreement to sell 10.5% of its equity interest in Elyn that had been indirectly held by the related party. Of the 10.5% equity interest in Elyn, 9.14% was sold to Qiming Funds, which are existing shareholders of the Company and 1.36% was sold to a third party investor for $3,385,000, and $500,000, respectively in cash. A gain of $3,662,098 was recognized in share of profit in equity method investments in the consolidated combined statement of operations. In addition, the nominee shareholding agreement was terminated with the related party and the Company now holds all its 29.5% equity in Elyn directly, and continues to account for this investment using the equity method.

On August 12, 2011, the Company's equity interest in Elyn was diluted from 29.5% to 28.8% as a result of Elyn's issuing shares to its employees.

In November 2011, Taiwan Taomee went through a reorganization and contemporaneously issued new ordinary shares to existing shareholders and certain employees. As a result of such transactions, the Company's equity interest in Taiwan Taomee was changed from 28.8% interest held through Elyn to a 27.6% effective interest which is now held through (1) 29.50% in Elyn, which now holds 72.09% of Taiwan Taomee, and (2) 28.77% in Joy Children, a newly established shell company with no operations, which owns 21.86% of Taiwan Taomee after the reorganization. The change in equity interest reflected a dilution resulting from shares issued to Taiwan Taomee's employees, which were accounted for by Taiwan Taomee as stock compensation. In addition, the Company paid total consideration of $668,992 in cash for the newly issued shares of Taiwan Taomee through Joy Children, which was recorded as an increase in equity method investment.

The Group's equity in profit in 2009, 2010 and 2011 was $48,952, $546,437, and $965,959 of Elyn and nil, nil and $7,757 of Joy Children, respectively, and was recognized as share of profit in equity method investment in the consolidated combined statements of operations.

Ruigao

In October 2010, pursuant to an equity investment agreement entered into with Shenzhen Decent Investment Limited (Note 16) and two individuals unrelated to the Group, Shenzhen Ruigao Information Technology Co., Ltd. ("Ruigao") was formed in the PRC for the purpose of developing console games. Shanghai Taomee obtained a 17.65% equity interest in Ruigao for total cash consideration of $986,370, which was paid in two installments, with the first payment being made in October 2010 and the remaining payment of $502,534 being paid in the first quarter of 2011. As Shanghai Taomee has the ability to exercise significant influence over Ruigao, the Group accounts for this investment using the equity method of accounting. The Group's equity in losses of Ruigao in 2010 and 2011 was $52,864 and $ 411,533, respectively.

The Group assessed the equity method investments for other-than-temporary impairment by considering factors as well as all relevant and available information and did not record any impairment for the years ended December 31, 2009, 2010 and 2011.

Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued Expenses And Other Current Liabilities
5.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2010	2011
Other taxes payable	$1,429,821	$299,939
Accrued employee payroll and welfare	2,162,902	2,376,916
Professional services	629,545	1,517,589
Other payables	726,316	1,486,262

	$4,984,584	$5,680,706

Other taxes payable mainly consist of sales tax payable and individual income tax payable. The Group's PRC subsidiary and VIEs are subject to business tax at a rate of 5% on sales related to service rendered. The Group is also required to withhold PRC individual income tax on employees' payroll for remittance to the tax authorities.

Series A Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2011
Series A Convertible Redeemable Preferred Shares [Abstract]
Series A Convertible Redeemable Preferred Shares

6. Series A convertible redeemable preferred shares

On May 6, 2009, the Group issued 125,000,000 shares of Series A convertible redeemable preferred shares, par value $0.00002, at $0.04 per share ("Preferred Shares") for aggregate cash proceeds of $4,948,718, net of direct and incremental equity issuance costs of $51,282 to new investors (the "Investors"). As the Preferred Shares were negotiated with independent third party investors, the cash proceeds received represented the fair value of the issued Preferred Shares. The accretion to the redemption value was calculated over the period from the issuance date to the earliest redemption date using the effective interest method and reflected as a reduction to net income to arrive at net income attributable to the ordinary shareholders in the accompanying consolidated combined statements of operations and amounted to $210,092, $468,580 and $200,601, respectively for the years ended December 31, 2009, 2010 and 2011. The Group accreted a deemed dividend for the Preferred Shares because it was probable that the Preferred Shares would become redeemable.

Given the nature of certain key terms of the Preferred Shares as listed below, the Company has classified the Preferred Shares as mezzanine equity:

Conversion

Each holder of Preferred Shares will have the right, at its sole discretion, to convert all or any portion of its Preferred Shares into ordinary shares at any time. The initial conversion price will be the purchase price of $0.0400 per share, resulting in an initial conversion ratio of 1-for-1.

The Preferred Shares will be automatically converted into ordinary shares at the applicable conversion price upon the closing of a registered public offering of the Company's ordinary shares with gross proceeds to the Company of at least $50,000,000 at a pre-offering Company valuation of at least $200,000,000 or more (a "Qualified Public Offering").

The conversion price and ratio will be subject to adjustment for share splits, share dividends, recapitalizations and similar transactions. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance. No adjustments to the conversion prices had occurred.

As the automatic conversion was contingent upon the Qualified Public Offering, the conversion feature that is exercisable upon a contingent event occurring that is not within the control of the holder is a contingent Beneficial Conversation Feature ("BCF"), which is not required to be recognized at inception. All the Preferred Shares were converted into 125,000,000 ordinary shares upon the consummation of the Group's initial public offering ("IPO") in June 2011. There was no contingent BCF recognized upon conversion.

Redemption

At any time on or after the fifth anniversary of the Preferred Shares issue date (the "Redemption Date"), at the option of the holders of a majority of the outstanding Preferred Shares, the Company shall redeem up to all the outstanding Preferred Shares held by such holder at a redemption price per Preferred Share equal to 150% of the original issue price, plus all declared but unpaid dividends up to the date of redemption, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, or mergers.

After the Company receives the redemption notice, the ordinary shareholders may offer to purchase the Preferred Shares at the same price and terms to those of the redemption by the Company. If the Company fails to redeem the Preferred Shares in whole or in part on the Redemption Date, the ordinary shareholders shall pledge to the holders of the Preferred Shares requesting redemption that number of ordinary shares equal to the remaining shares of the unredeemed Preferred Shares at the then-effective conversion rate (the "Pledged Shares"). If within 12 months of the Redemption Date, neither the Company or the ordinary shareholders has paid to the holders of the Preferred Shares the redemption price, the Pledged Shares shall transfer to the holders of the Preferred Shares requesting redemption on a pro rata basis based on the number of unredeemed Preferred Shares.

Dividends

No dividend, whether in cash, in property or in shares of the Company, shall be paid on any other classes of shares of the Company, unless and until a dividend in like amount is paid in full on each Preferred Share. If dividends are to be paid on ordinary shares, the matching dividends to be paid to the holders of the Preferred Shares shall be calculated on an as-converted basis.

Liquidation preference

In the event of voluntary or involuntary liquidation, the holders of the Preferred Shares shall be entitled to receive in preference to the holders of the ordinary shares a per share amount equal to the Total Investment Amount (the total amount that the Investors have invested or will invest) and any declared but unpaid dividends. After such payment has been paid to holders of the Preferred Shares, any remaining assets or proceeds of the Company shall be distributed to the holders of ordinary shares and the Preferred Shares pro rata on an as-converted basis.

If the aggregate assets and funds are below the Threshold Amount (determined by dividing the three times of the Total Investment Amount by the then shareholding percentage of the Investors), the above liquidation preference shall apply, provided that, if the total amount of the liquidation preference of the Preferred Shares plus the amount obtained by the Investors through pro rata distribution shall be capped at 300% of the Total Investment Amount.

If the aggregate assets and funds exceed the Threshold Amount, the aggregate assets and funds shall be distributed ratably among the ordinary shareholders and the holders of the Preferred Shares on an as-converted basis.

The following events shall be treated as a liquidation unless waived in writing by the holders of Preferred Shares: (i) the acquisition of the Company or its affiliate by another entity by means of any transaction or series of related transactions (including reorganization, consolidation or merger) that results in the transfer of more than 50% of the outstanding voting power of the Company or its affiliate such that the shareholders of the Company or its affiliate do not retain a majority of the voting power in the surviving entity; (ii) a sale of all or substantial parts of the assets of the Company or its affiliate, excluding any reorganization for tax purposes or for purposes of reincorporating in a different jurisdiction.

Voting rights

All common shares have one vote each. Each Preferred Share shall carry a number of votes equal to the number of ordinary shares then issuable upon its conversion into ordinary shares at the record date for determination of the shareholders entitled to vote on such manners.

The reconciliation of the Series A Convertible Redeemable Preferred Shares is as follows:

	Years ended December 31,
	2009	2010	2011
Balance at January 1	$—	$5,158,810	$5,627,390
Issuance of Series A convertible redeemable preferred shares	4,948,718	—	—
Deemed dividend on Series A convertible redeemable preferred shares	210,092	468,580	200,601

Conversion to ordinary shares	—	—	(5,827,991)
Balance at December 31	$5,158,810	$5,627,390	$—

Upon the completion of the Group's IPO on June 9, 2011, all preferred shares were converted into ordinary shares on a one-to-one basis. As of December 2011, there were no preferred shares issued and outstanding.

Ordinary Shares	12 Months Ended
Dec. 31, 2011
Ordinary Shares [Abstract]
Ordinary Shares

7. Ordinary Shares

In September 2008, the Company was formed with 50 shares issued and outstanding at par value of $0.00002. In October 2008, the Company further issued 200 shares at par value to its shareholders. In April 2009, the Company issued 499,999,750 ordinary shares at par to the five shareholders of the Combined Entities with identical shareholdings in connection with the Reorganization. The share and per share data relating to the above ordinary share issuances to the five shareholders during the Reorganization (Note 1) are presented as if these non-substantive recapitalization transactions occurred at the beginning of the first period presented.

In May 2009, the Company repurchased 5,000,000 ordinary shares from an employee shareholder for total cash proceeds of $160,000. The repurchased shares were cancelled by the Company immediately after such transfer. This repurchase resulted in a compensation charge of $61,560, which was the difference between the cash consideration paid and the aggregate fair value of the ordinary shares on the repurchase date at $0.02 per share.

Determining the fair value of ordinary shares requires making complex and subjective judgments. The Company used generally accepted valuation methodologies, including the discounted cash flow approach and the guideline companies' approach, which incorporates certain assumptions including the market performance of comparable listed companies as well as the financial results and growth trends of the Company, to derive the total equity value of the Company. The equity value is then allocated using an option pricing model under three scenarios (liquidation, redemption, and IPO) among the different classes of shares of the Company to determine the fair value of ordinary shares and the Preferred Shares. The allocation model considers the Preferred Shares and the ordinary shares as call options on the Company's equity value, with exercise prices based on the liquidation preference or redemption amount of the Preferred Shares under different scenarios. The main inputs to this model include equity value of the Company, exercise price, expected volatility, expected time to expiration, expected dividend yield, and risk-free interest rate.

In conjunction with the Reorganization (Note 1) leading to Series A preferred share financing in May 2009, three of the five shareholders of the Company transferred to the Company a total of 45,000,000 ordinary shares for no consideration. Those shares were cancelled by the Company immediately after such transfer. Simultaneously, the Company authorized the reservation of up to 45,000,000 ordinary shares, for the purpose of setting up an employee stock option plan of the Company.

In October 2009, four of the five shareholders of the Company sold a total of 24,800,000 ordinary shares to a new third party investor at $0.04 per share for an aggregate consideration of $1,000,000. This transaction was deemed a shareholder level transaction with no impact on the Group's consolidated combined financial statements.

On February 14, 2011, the Company's shareholders approved and executed a 50-for-one share split of the Company's share capital. Each ordinary share and each Series A convertible redeemable preferred share of the Company is subdivided into 50 shares at a par value of $0.00002. The preferred shares remain convertible into ordinary shares at a 1:1 ratio. This share split has been retroactively reflected for all periods presented.

On June 9, 2011, the Company completed an initial public offering of 154,254,480 ordinary shares on New York Stock Exchange and received proceeds of $64,555,500, net of underwriting discounts and commissions of $4,859,016. As of December 31, 2011, the Group had 42,853,800 ordinary shares which were legally issued according to its share incentive plans, but were not deemed issued or outstanding from accounting perspective.

Treasury Stock	12 Months Ended
Dec. 31, 2011
Treasury Stock [Abstract]
Treasury Stock

8. Treasury Stock

In November 2011, the Company's Board authorized a share repurchase program to repurchase up to US$10 million of the Company's American Depositary Shares ("ADSs") (each ADS represents twenty ordinary shares) from November 2011 to November 2012. As of December 31, 2011, the Company had repurchased an aggregate of 123,658 ADSs, representing 2,473,160 ordinary shares on the open market for total cash consideration of $562,502. The ordinary shares were subsequently cancelled in January 2012.

Dividends	12 Months Ended
Dec. 31, 2011
Dividends [Abstract]
Dividends

9. Dividends

On November 15, 2010, the board of directors of the Company approved and declared a cash dividend of US$10,000,000 paid out of net distributable profits to the shareholders of the Company who were registered members of the Company as of October 31, 2010. In 2010 and 2011, the Company paid cash dividends of $1,050,000 and $ 8,950,000, respectively.

Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation

10. Share-based Compensation

The Company measures share-based compensation cost on the grant date at the fair value of the award and recognizes this cost as an expense over the grant recipients' requisite service periods.

The following table presents the Company's share-based compensation expense by type of award:

	Years ended December 31,
	2009	2010	2011
Share options	$11,661	$170,446	$1,654,630
Non-vested restricted shares	—	—	342,123

Total share-based compensation	$11,661	$170,446	$1,996,753

Prior to 2009, the Group did not grant share-based awards to employees, officers, directors or individual consultants and/or advisors who rendered services to the Group.

2009 Share Incentive Plan

On May 6, 2009, the Board of Directors of the Company approved the 2009 Share Incentive Plan, which authorized the issuance of options to purchase up to 45,000,000 ordinary shares to the Group's employees, directors, and consultants, as determined by the Board of Directors of the Company. The maximum contractual term of the awards under this plan shall be no more than ten years from the date of grant. For the years ended December 31, 2009 and 2010, 10,500,000, 35,175,000 options were granted to the employees of the Group at exercise prices at $0.04 and $0.07, respectively, and these awards vest over a four-year period, with 25% of the options to vest on the each of the anniversary after the grant date. As of December 31, 2011, options to purchase 40,091,300 ordinary shares were outstanding under the Company's 2009 Share Incentive Plan.

2010 Share Incentive Plan

On June 13, 2010, the Board of Directors of the Company further approved the 2010 Share Incentive Plan, which authorized the issuance of options to purchase up to 55,000,000 ordinary shares to employees, directors, and consultants of the Group, as determined by the Board of Directors of the Company. The maximum contractual term of the awards under this plan shall be no more than ten years from the date of grant.

On January 4, 2011, the Company granted options to the employees of the Group and a third party consultant to purchase 16,665,000 and 2,500,000 of ordinary shares of the Company, respectively, at an exercise price of $0.36 per share under the Company's 2010 Share Incentive Plan. These options vest over a four-year requisite service period, with 25% of the options to vest on each anniversary after the grant date. The 2,500,000 options were in provided exchange for consulting services which were to have been delivered over the next four years. In September 2011, the options granted to third party consultant were forfeited as the underlying service contract was terminated.

On May 24, 2011, the Company granted options to the directors and certain employees to purchase a total of 20,175,000 ordinary shares of the Company at an exercise price of $0.45 per share under the Company's 2010 Share Incentive Plan. These options vest over either a four or three year period, each with a graded vesting schedule, all commencing on May 24, 2011.

On November 21, 2011, the Company granted options to an employee of the Group to purchase up to 150,000 ordinary shares at an exercise price of $0.26 per share under the Company's 2010 Share Incentive Plan. These options vest over a four-year requisite service period, with 25% of the options to vest on each anniversary after the grant date.

As of December 31, 2011, options to purchase 33,640,000 ordinary shares were outstanding under the Company's 2010 Share Incentive Plan.

Share Options

The weighted-average grant date fair value for options granted during the years ended December 31, 2009, 2010 and 2011 was $0.01, $0.03 and $0.22 per share, respectively. Nil, nil and 1,646,200 options were exercised during the years ended December 31, 2009, 2010 and 2011, respectively. Total intrinsic value of options exercised for the years ended December 31, 2011 was $266,516,.

The grant date fair value of the options granted in 2009, 2010 and 2011 was estimated using the Black-Scholes-Merton option-pricing model. The risk-free interest rate for periods within the contractual life of the option is based on the yield of Chinese International Government Bond, which is denominated in U.S. dollars. The expected life of options granted represents the period of time that the options are expected to be outstanding and is based on option terms related to vesting schedule and option expiration date. Expected volatilities are based on the volatility of comparable companies with the time period commensurate with the expected time period.

The key assumptions used in the Black-Scholes-Merton option-pricing model were as follows:

	2009	2010	2011
Risk-free interest rate	3.48%	3.36%	1.11%-2.61%
Expected term	6.25 years	6.25 years	6-6.25 years
Expected volatility rate	63.70%	51.00%	55%-60.00%
Dividend yield	0%	0%	0%

In determining the fair value of the Company's ordinary shares underlying the options granted in 2009, 2010 and 2011(before the completion of the Company's IPO), the Company used generally accepted valuation methodologies, including the discounted cash flow approach and the guideline comparables method, which incorporates certain assumptions including the market performance of comparable listed companies as well as the financial results and growth trends of the Company, to derive the total equity value of the Company. The equity value is then allocated using the option pricing method under three scenarios, namely liquidation scenario, redemption scenario and IPO scenario (based on the terms of the preferred shares, share options and management's expectation on IPO event) to determine the fair value of ordinary shares. Under the option-pricing method, each class of stock is modeled as a call option with a distinct claim on the enterprise value of the Company. The main inputs to this model include equity value of the Company, exercise price, expected volatility, expected time to expiration, expected dividend yield, and risk free interest rate. With regard to the share options and restricted shares that were awarded on May 24, 2011, the Company used the mid-point of the price range set forth in the preliminary prospectus of IPO as the estimated fair value of ordinary shares.

A summary of the option activity for the year ended December 31, 2011 and the information regarding the options outstanding as of December 31, 2011 were as follows:

	Number of options	Weighted average exercise price	Weighted Average remaining contract terms	Aggregate intrinsic value
Options outstanding at January 1, 2011	43,670,000	$0.06
Granted	39,490,000	$0.41
Forfeited	(7,782,500)	$0.31
Exercised	(1,646,200)	$0.06

Options outstanding at December 31, 2011	73,731,300	$0.22	8.7 years	6,699,274

Options vested or expected to vest at December 31, 2011	70,044,735	$0.22	8.7 years	6,325,813

Options exercisable at December 31, 2011	11,192,550	$0.06	8.1 years	1,915,326

As of December 31, 2011, there was $6,469,596 in total unrecognized compensation expense related to unvested options granted under the share incentive plans, which is expected to be recognized over a weighted-average period of 2.7 years.

Non-vested Restricted Shares

On May 24, 2011, the Company granted 4,500,000 non-vested restricted shares to its employees and officers for no consideration under the Company's 2010 Share Incentive Plan. These restricted shares will vest over a four-year requisite service period, with 25% to vest on each anniversary after the grant date. The fair value of non-vested restricted shares was computed based on the fair value of the Group's ordinary shares on the grant date.

A summary of the non-vested restricted shares activities for the year ended December 31, 2011 and the information regarding the restricted shares outstanding as of December 31, 2011 were as follows:

	Number of Non-vested Restricted Shares	Weighted average grant- date fair value
Non-vested as of January 1, 2011	—	—
Granted	4,500,000	0.5
Forfeited	—	—
Vested	—	—

Non-vested as of December 31, 2011	4,500,000	0.5

As of December 31, 2011, there was $1,907,877 of total unrecognized compensation expense related to non-vested restricted shares granted under 2010 share incentive plan, which is expected to be recognized over a weighted-average period of 3.4 years.

Taxation	12 Months Ended
Dec. 31, 2011
Taxation [Abstract]
Taxation

11. Taxation

Cayman Islands

The Group is incorporated in the Cayman Islands and is not subject to tax in this jurisdiction. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Group's subsidiaries in Hong Kong did not have assessable profits that were derived in Hong Kong during each of the three years ended December 31, 2011. Therefore, no Hong Kong profit tax has been provided for in the years presented.

PRC

Pursuant to PRC New Corporate Income Tax Law effective January 1, 2008, the Group's VIE subsidiaries incorporated in the PRC are subject to Enterprise Income Tax ("EIT") on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the EIT Law and the Income Tax Law of the People's Republic of China.

In April 2009, Shanghai Taomee obtained a Software Enterprise Certification (the "Certification"), which was effective on January 1, 2009. An enterprise having such Certification is entitled to two years' exemption and three years' 50% reduction in corporate income tax (the "tax holiday"). Shanghai Taomee was subject to an income tax rate of 0% for both 2009 and 2010, and 12.5% from 2011 to 2013. Shanghai Taomee's tax holiday period was approved by relevant tax authorities in May 2010.

In September 2010, Shanghai Shengran also obtained a Software Enterprise Certification and is entitled to enjoy full exemption from EIT for two years starting from its first profitable year, and 50% reduction in EIT rate in the three subsequent years. The relevant tax authorities informed Shanghai Shengran in April 2011 that the full EIT exemption would apply retroactively in 2009 and 2010, and 50% reduction in EIT rate will apply from 2011 to 2013.

Shanghai Qidong and Shanghai Animation were subject to an income tax rate of 25%.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises ("FIEs") earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under certain tax treaties between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as a Hong Kong tax resident and beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. As of December 31, 2011, the Group plans to indefinitely reinvest undistributed profits earned from Shanghai Shengran in its operations in the PRC. Therefore, no withholding income tax for undistributed profits of Shanghai Shengran has been provided in 2011.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. Due to legal restrictions, the equity shares of the VIEs cannot be transferred to Shanghai Shengran in the foreseeable future. As Shanghai Taomee has accumulated losses, no deferred tax liability has been provided as of December 31, 2011

The Group made its assessment of the level of authority for each of its uncertain tax position (including the potential application of interests and penalties) based on the technical merits, and has measured the unrecognized benefits associated with the tax positions. This assessment did not have any impact on the Group's total liabilities or equity. At December 31, 2009, 2010 and 2011, the amounts of gross unrecognized tax benefits were zero. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB 100,000 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group's PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2007 (year of incorporation) through 2011 on transfer pricing and other tax matters.

Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	Years ended December 31,
	2009	2010	2011
PRC statutory tax rate	25.0%	25.0%	25.0%
Tax effect of other expenses that are not deductible in determining taxable profit	0.5%	(0.1)%	0.1%
Effect of different tax rate of group entity operating in other jurisdictions	0.5%	(0.4)%	2.8%
Effect of tax holidays granted to PRC subsidiaries, deferred income tax impact	—	(14.0)%	(0.6)%
Effect of tax holidays granted to PRC subsidiaries, current income tax impact	(19)%	(21.4)%	(14.3)%
Effect of additional research and development of new technology, products, and processes ("R&D") deduction	(7.6)%	(3.1)%	(0.8)%
Effect of Valuation Allowance	—	—	0.9%
Withholding tax on undistributed earnings	18.8%	0.9%	(2.9)%

Effective tax rate	18.2%	(13.1)%	10.2%

Tax that would otherwise have been payable without tax holidays amounted to $784,791, $4,090,167 and $2,463,963 in 2009, 2010 and 2011, respectively, representing a decrease in basic earnings per share of $0.00, $0.01 and $0.00 and a decrease in diluted earnings per share of $0.00, $0.01 and $0.00 in 2009, 2010 and 2011, respectively. Expenditures incurred for R&D qualify for deductions at 150% of the actual R&D expenditures for the current period.

The principal components of the Group's deferred income tax assets and liabilities as of December 31, 2010 and 2011 were as follows:

	December 31,
	2010	2011
Deferred tax assets:
Deferred revenue and advance from customers	$2,433,425	$2,893,519
Other	366,440	491,354

Gross deferred tax assets:	$2,799,865	$3,384,873
Valuation allowances	—	(137,469)
Net deferred tax assets	$2,799,865	$3,247,404

Deferred tax liabilities:
Withholding tax on Shanghai Shengran	$481,302	$—
Other	29,737	10,910

Net deferred tax liabilities	$511,039	$10,910

Deferred tax assets are analyzed as:
Current	$2,799,865	$3,247,404
Non-Current	—	—

	$2,799,865	$3,247,404

Deferred tax liabilities are analyzed as:
Current	$511,039	$10,910
Non-Current	—	—

	$511,039	$10,910

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, the Group believes it is more-likely-than-not that Shanghai Shengran and Shanghai Taomee will realize all the benefits of these deductible differences as of December 31, 2010 and 2011. The amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward periods are reduced.

Based on the current profit, projected future profitability, and other available evidence, the Group believes it is more-likely-than-not that Shanghai Animation will not realize the deferred tax assets resulted from the tax loss carried forward in the future periods. Thus, a full valuation allowances are provided for the deferred tax assets of Shanghai Animation.

Employment Benefits And Profit Appropriation	12 Months Ended
Dec. 31, 2011
Employment Benefits And Profit Appropriation [Abstract]
Employment Benefits And Profit Appropriation

12. Employment benefits and profit appropriation

The full-time employees of the Company's subsidiaries and VIE subsidiaries that are incorporated in the PRC are entitled to staff welfare benefits, including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. These companies are required to accrue for these benefits based on certain percentages of the employees' salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The total amounts charged to the consolidated combined statements of operations for such employee benefits amounted to $148,784, $744,512 and $1,809,423 for the years ended December 31, 2009, 2010 and 2011 respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.

Restricted Net Assets	12 Months Ended
Dec. 31, 2011
Restricted Net Assets [Abstract]
Restricted Net Assets

13. Restricted net assets

Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries and the VIEs of the Group in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of their registered capital; the other fund appropriations are at the subsidiaries' discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends and amounted to $2,007,571 as of December 31, 2011. In addition, due to restrictions on the distribution of registered capital from the Company's PRC subsidiaries, the PRC subsidiaries' registered capital of $4,004,684 as of December 31, 2011, were considered restricted. As a result of these PRC laws and regulations, as of December 31, 2011, approximately $6,012,255, were not available for distribution to the Company by its PRC subsidiaries in the form of dividends, loans or advances.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

14. Commitments and contingencies

(a) Operating lease commitments

The Group has entered into operating lease arrangements relating to the use of certain office premises and internet data centers. Rental expenses under operating leases for 2009, 2010 and 2011 were $293,964, $1,003,291 and $1,986,464, respectively.

As of December 31, 2011, total future minimum lease payments under non-cancelable operating leases agreements were $1,854,019, and all due within one year.

(b) Contractual commitment

In December 2011, Shanghai Shengran purchased the use rights of certain franchise properties from a third party licensor and Shanghai Shengran shall pay $1.1 million in 2012.

In December 2011, Shanghai Taomee entered into an investment agreement of RMB 900,000 (equivalent to $142,837) in Guangzhou Chuangyou Information Technology Co., Ltd. ("Chuangyou") to acquire 6% of its equity interest and a contingent call option to acquire more equity interest in the future for RMB 3,500,000 (equivalent to $555,476) in 2012. Prior to this event, Chuangyou was a related party of the Company as one of Chuangyou's investors is the Company's director and principle shareholder.

In 2011, Shanghai Taomee entered into several agreements with third parties to jointly invest in the production and distribution of several animation films with the Group's cartoon figures. As of December 31, 2011, Shanghai Taomee shall pay RMB 5,860,000 (equivalent to $930,026) in 2012.

In 2011, Shanghai Taomee entered into several agreements with a third party to outsource the production of several animations with the Group's cartoon figures. As of December 31, 2011, Shanghai Taomee shall pay RMB3,538,500 (equivalent to $561,587) in 2012.

(c) Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of our business. Currently, the Group doesn't have significant pending legal or administrative proceeding to which the Group is a party and the Group believe it will not have a material effect on the Company's cash flows, operating results, or financial condition.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

15. Earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2009, 2010 and 2011:

	For the years ended December 31,
	2009	2010	2011
Basic earnings per share:
Net income	$1,317,853	$21,574,076	$19,493,171
Less:
Deemed dividend on Series A convertible redeemable preferred shares	(210,092)	(468,580)	(200,601)
Amounts allocated to preferred shares for participating rights to dividends	(165,750)	(4,588,151)	(1,589,047)

Net income attributable to ordinary shareholders—basic and diluted	$942,011	$16,517,345	$17,703,523

Weighted average ordinary shares outstanding—basic	467,123,300	450,000,000	606,648,098

Basic earnings per share	$0.00	$0.04	$0.03

Diluted earnings per share:
Net income attributable to ordinary shareholders-basic and diluted	$942,011	$16,517,345	$17,703,523

Weighted average ordinary shares outstanding—basic	467,123,300	450,000,000	606,648,098
Stock options	—	8,482,370	33,729,077

Weighted average ordinary shares outstanding-diluted	467,123,300	458,482,370	640,377,175

Diluted earnings per share	$0.00	$0.04	$0.03

For the years ended December 31, 2009, 2010 and 2011, the Group had securities which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such securities consisted of the following:

	For the years ended December 31,
	2009	2010	2011
Series A convertible redeemable preferred shares	125,000,000	125,000,000	—
Options	10,250,000	35,175,000	33,640,000
Non-vested restricted shares	—	—	4,500,000

Total	135,250,000	160,175,000	38,140,000

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

16. Related party transactions

The following parties/ entities are considered to be related parties of the Group:

Related Party	Nature of the Relationship
WANG Haibing	Co-founder and CEO
WEI Zhen	Co-founder and CTO
CHENG Yunpeng	Co-founder and COO
ZENG Liqing	Director and principal shareholder
WANG Bin	Principal shareholder before May 2009
Shenzhen Decent Investment Limited ("Decent Investment")	Controlled by ZENG Liqing
Shenzhen ParaEngine Corporation ("PE")	Significantly influenced by ZENG Liqing who is a director of the controlling entity
Shenzhen 7th Road Technology Co., Ltd. ("7th Road")	Significantly influenced by ZENG Liqing who is a director
Shenzhen Ruigao Information Technology Co., Ltd. ("Ruigao")	Equity method investee of the Group
Taiwan Taomee Co., Ltd. ("Taiwan Taomee")	Equity method investee of the Group
Qiming Funds	Principal shareholder

In November 2008, ZENG Liqing provided a $499,729 interest-free loan to Shanghai Taomee. Shanghai Taomee paid off the loan in April and May 2009.

In March 2009, the five shareholders paid their pro rata share of a RMB2,500,000 to increase (equivalent to $366,129) in the registered capital of Shanghai Taomee. In June 2009, as part of the Reorganization (Note 1), the five shareholders signed a loan agreement with Shanghai Shengran to obtain interest-free loans in a total amount of $366,129 for their respective contributions to the capital of Shanghai Taomee. Shanghai Shengran did not make any loans to the five shareholders as of December 31, 2009, resulting in amounts due to the shareholders of $366,129. Shanghai Shengran subsequently paid the loans in full to the five shareholders in December 2010.

In June 2009, Shanghai Taomee entered into an agreement with PE for developing and operating a 3-D online virtual world for children. For the years ended December 31, 2009, 2010 and 2011, Shanghai Taomee has paid $14,638, $31,208 and $173,281 royalties to PE, respectively. As of December 31, 2011, the Group had an amount due to PE of $13,115.

In September 2010, Shanghai Taomee entered into an operating agreement with 7th Road for the license to Shanghai Taomee of certain operating rights of an online game developed and owned by 7th Road. For the year ended December 31, 2010, Shanghai Taomee paid $71,071 royalties to 7th Road pursuant to this agreement. As of December 31, 2010, the Group had an amount due to 7th Road of $36,750. As of December 31, 2011, 7th Road is no longer a related party to the Company.

As of December 31, 2009, there was $56,114 outstanding balance due from the five shareholders. The amount was settled in December 2010.

In June 2011, Shanghai Shengran entered into an agreement with Taiwan Taomee for the license to Taiwan Taomee of certain operating rights of an online game developed and owned by Shanghai Shengran. Shanghai Shengran also entered into an agreement with Taiwan Taomee for the license of certain offline products which are derived from the online game images. For the year ended December 31, 2011, revenues generated from Taiwan Taomee were $245,015 for online licensing and $240,160 for offline licensing. As of December 31, 2011, the Group had an amount due from Taiwan Taomee of $202,267.

In November, 2011, the Company entered into a share transfer agreement with Qiming Funds at consideration of $52,989, this amount is included in amount due to related parties as of December 31, 2011. Refer to Note 4 for a detailed description of the share transfer.

Segment And Geographic Information	12 Months Ended
Dec. 31, 2011
Segment And Geographic Information [Abstract]
Segment And Geographic Information

17. Segment and geographic information

The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results of operations data by two segments, online business and offline business, when making decisions about allocating resources and assessing performance of the Group. In identifying its reportable segments, the Group also considers the nature of services provided by its operating segments.

The Group's chief operating decision maker evaluates segment performance based on revenues, cost of revenues and gross profit. Accordingly, all expenses are considered corporate level activities and are not allocated to segments. Therefore, it is not feasible to show profit or loss by reportable segments. Also, the Group's chief operating decision maker does not assign assets to these segments and no asset information by segment is provided to the chief operating decision maker.

The Group has two reportable segments: online business and offline business. The online business segment is responsible for developing and operating online virtual worlds and operating certain licensed online services. The offline business segment is responsible for licensing the Group's proprietary cartoon figures to merchandisers and book publishers as well as producing films and animation series featuring the Group's cartoon figures.

Year ended December 31, 2009	Online Business	Offline Business	Total
Revenue	$7,491,593	$208,447	$7,700,040
Less: sales tax and related taxes	615,029	19,194	634,223

Net revenue	6,876,564	189,253	7,065,817
Less: cost of services	1,912,507	90,025	2,002,532

Gross profit	$4,964,057	$99,228	$5,063,285

Year ended December 31, 2010	Online Business	Offline Business	Total
Revenue	$36,496,631	$2,412,539	$38,909,170
Less: sales tax and related taxes	2,813,782	122,494	2,936,276

Net revenue	33,682,849	2,290,045	35,972,894
Less: cost of services	5,165,602	685,583	5,851,185

Gross profit	$28,517,247	$1,604,462	$30,121,709

Year ended December 31, 2011	Online Business	Offline Business	Total
Revenue	$43,115,126	$5,296,444	$48,411,570
Less: sales tax and related taxes	2,784,348	230,181	3,014,529

Net revenue	40,330,778	5,066,263	45,397,041
Less: cost of services	6,035,323	1,652,235	7,687,558

Gross profit	$34,295,455	$3,414,028	$37,709,483

The Group generates substantially all of its revenues from customers in the PRC. Substantially all of the Group's long-lived assets are located in the PRC.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent events

On February 28, 2012, the Board of Directors approved a resolution to covert the share options that were granted by the Company on January 4th and May 24th 2011 into restricted shares at the ratio of 3:1, with all vesting conditions remaining unchanged. The Company entered into amended share option agreements with eligible share option grantees on March 29, 2012. This event will be accounted for as a modification with incremental compensation cost, if any, being recognized over the remaining vesting period of the awards. The company is currently in the process of valuation.

In the first quarter of 2012, The Company completed an investment in Chuangyou to acquire 6% of its equity interest and a call option to further subscribe 13.16% newly issued equity interest in the future at RMB 3,500,000 (equivalent to $ 555,476). Prior to this event, Chuangyou was a related party of the Company as one of Chuangyou's investors is the Company's director and principle shareholder. Chuangyou is principally engaged in the design and development of online games in China. As Shanghai Taomee has the ability to exercise significant influence over Chuangyou, the Group accounts for this investment using the equity method of accounting.